Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events
Subsequent Events.

Between April 1, 2019 and May 16, 2019 the Company issued 1,425,571 shares of common stock, all of which were for cash.

On April 22, 2019 the reverse split of the Company’s stock, at a ratio of one share for every 20 shares, was effective. All common stock share and per share amounts in this document reflect this reverse split.

On May 3, 2019, the Company issued a new Convertible Promissory Note to GHS Investments, LLC (“GHS”) in the amount of $105,000. The note bears interest at an annual rate of ten percent (10%), is secured by all of our assets, and is convertible to shares of our common stock at a price of $0.05 per share. The note matures on February 3, 2020.

On May 6, 2019, the Company amended seven Convertible Promissory Notes to GHS with an aggregate principal amount of $715,098. The amendment extends the due dates of the notes originally ranging from April to July 2019 to dates ranging from December 2019 to April 2020. The amendment also changed the fixed conversion price of each of the notes to $.05.

On May 16, 2019, the Company issued a new Convertible Promissory Note to GHS in the amount of $157,500. The note bears interest at an annual rate of ten percent (10%), is secured by all of our assets, and is convertible to shares of  our common stock at a price of $0.05 per share. The note matures on February 16, 2020.

Between January 1 and April 12, 2019 the Company issued 191,774,799 shares of common stock, including 35,000,000 for convertible notes payable conversions, 508,062 for employee compensation, and 156,266,737 for cash.

Holders of convertible notes payable converted $155,981 of outstanding principal between January 1, 2019 and April 12, 2019.

On January 31, 2019 43,715,482 options were forfeited by former members of the Board of Directors. On February 28, 2019, 851,286 options were forfeited by former consultants.

On March 19, 2019, the Board of Directors authorized a reverse split of the Company’s common stock on a one-for-twenty basis. Upon effectiveness, the Company’s authorized common stock will decrease from 4,000,000,000 to 200,000,000.